UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment { }; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Money Manager Filing this Report:

Name:    Wilke/Thompson Capital Management, Inc.
         2950 Norwest Center, 90 S. Seventh Street
         Minneapolis, MN  55402

13F File Number:  28-2838

The institutional invetsment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parst of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Ann S. Pepper
Title: Chief Compliance Officer
Phone: 612-904-6200
Signature, Place and Date of Signing:

Ann S. Pepper	Minneapolis, MN		May 5, 1999

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  n/a

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	n/a

Form 13F Information Table Entry Total: 91

Form 13F Information Table Value Total: $1,104,399,000

List of Other Included Managers:	n/a


FORM 13F INFORMATION TABL

							                                                      Voting Authorit
	             	Title						                                    --------------
	             	of	         	Value Shares/Sh/Put/Invstmt Other
Name of Issuer	class	CUSIP (x$1000)Prn AmtPrnCallDscretn Mgrs Sole Shared None
-------------  ----- ----- ------ --- -- -- ---  -----    ---  --- -----  ---
ATS Medical Inc	  COM 002083103  	300 	40000	SH    Sole	       30300	     9700
Acxiom Corp Com	  COM 005125109	23711	894746	SH    Sole      	789721    124375
AmerItalian Pasta COM 027070101 	2334 	93368	SH    Sole      	 71768	    21600
Amer Oncology Res COM 028910107 	1721	191239	SH    Sole      	147039	    44200
Apollo Group Inc  COM 037604105	13086	438025	SH    Sole      	406225	    42625
Aspect Dev Inc    COM 045234101 	2338	100576	SH    Sole      	 77376	    23200
Astropower Inc    COM 04644a101 	2115	179976	SH    Sole	      138476	    41500
Auto Data Process COM 053015103	26606	643050	SH    Sole      	597000	    63130
BMC Software Inc  COM 055921100	14896	401924	SH    Sole      	357853	    51271
Best Software Inc COM 086579109 	9308	689497	SH    Sole      	608572	    94650
Biomatrix Inc     COM 09060p102 	4670 	59875	SH    Sole	       46175	    13700
Bisys Group Inc   COM 055472104 	8099	143985	SH    Sole      	119185	    24800
CDW Computer Ctrs COM 125129106	20658	299387	SH    Sole      	266662	    39600
CSG Sys Intl Inc  COM 126349109 	7324	185723	SH    Sole       153923	    31800
CVS Corp          COM 126650100	24298	511529	SH    Sole      	475080	    50060
Cardinal Health   COM 14149y108	17120	259401	SH    Sole      	240851	    25681
Catalina MarketingCOM 148867104 	4905 	57122	SH    Sole        43872	    13250
Celestl SeasoningsCOM 151016102 	1861 	86058	SH    Sole        66258	    19800
Childtime Lrn Ctr COM 168820108 	3017	235501	SH    Sole      	189201	    46300
Cintas Corp       COM 172908105	30665	469068	SH    Sole      	433718	    48970
Cisco Sys Inc     COM 17275R102	35453	323584	SH    Sole      	299788	    32648
CompSciences Corp COM 205363104	11587	209950	SH    Sole      	195350	    19500
Corp Exec Brd Co  COM 21988r102 	4703	178323	SH    Sole      	137223	    41100
Deltek Sys Inc    COM 24785a108 	1466	134850	SH    Sole      	107500	    27350
Dreyers Grd IC    COM 261878102 	6109	472175	SH    Sole      	398875	    76400
E-Tek Dynamics IncCOM 269240107 	5465	152341	SH    Sole      	117191	    35150
Elan Plc Adr	     COM 284131208	11870	170175	SH    Sole      	157850	    17300
Electronic Arts   COM 285512109  	485	10200 	SH    Sole	        8900	     2550
Family Dlr Stores COM 307000109	16551	719600	SH    Sole      	662850	    76250
Fiserv Inc        COM 337738108	26199	488558	SH    Sole      	450008	    53245
Forrester Resh IncCOM 346563109 	5413	178209	SH    Sole      	150409	    27800
G & K Svcs Cl A	  COM 361268105 	6045	130882	SH    Sole      	106582	    24300
Great Plns SftwareCOM 39119e105 	3721 	96191	SH    Sole      	 79591	    16600
Home Depot Inc    COM 437076102	31442	505094	SH    Sole      	468920	    50212
IMS Health Inc    COM 449934108	23216	700850	SH    Sole      	650550	    69050
Impath Inc        COM 45255g101 	2151 	87810	SH    Sole        67660	    20150
Insight EntrprisesCOM 45765u103 	4204	169873	SH    Sole       130836	    39037
Internatl NetworksCOM 460053101 	6693 	95698	SH    Sole	       77848     17850
Intertape Polymer COM 460919103 	3914	148387	SH    Sole       114437	    33950
Intuit            COM 461202103	15110	148500	SH    Sole      	138050     13950
Kohls Corp 	      COM 500255104	28917	408000	SH    Sole      	375600	    44475
Laser Vision Ctrs COM 51807h100 	4462	117047	SH    Sole        90047     27000
Lilly Eli & Co    COM 532457108	10932	128800	SH    Sole       119300     12750
Linear Tech Corp  COM 535678106	29928	583960	SH    Sole       541960     57600
Linens N Things   COM 535679104	25390	559559	SH    Sole       502584     67700
Lowes Cos Inc     COM 548661107  	206  	3400	SH    Sole         3400       		0
Lucent Technolog  COM 549463107	13492	124925	SH    Sole      	115900     12550
MSC Indl Dir Cl A COM 553530106	17981	1057735	SH   Sole       938885    141750
Maxim Integrated  COM 57772k101	16795	310300	SH    Sole        88650	    28950
Medtronic Inc     COM 585055106	17439	242625	SH    Sole       224975     24875
Merck & Co Inc    COM 589331107	15515	193636	SH    Sole       179886     18600
Meta Group Inc    COM 591002100 	2896	188359 SH    Sole       152184	    36175
Meyer Fred Inc    COM 592907109	18576	315524	SH    Sole       291277     33547
Micrel Inc        COM 594793101 	5720	114264	SH    Sole        93314	    20950
Microsoft Corp    COM 594918104	41013	457610	SH    Sole      	424660	    45960
Molex Inc         COM 608554101 	9035	307579	SH    Sole      	285385	    31390
National Instrs   COM 636518102 	2821	 98992	SH    Sole       82092	     16900
O Charleys Inc    COM 670823103 	4090	301579	SH    Sole      	232129	    69450
On Assignment Inc COM 682159108 	5130	200210	SH    Sole      	161660	    38550
Osteotech Inc     COM 688582105 	3400 	98923	SH    Sole      	 76123	    22800
Patterson Dental  COM 703412106	19313	446538	SH    Sole      	391113	    62525
Paychex Inc       COM 704326107	27378	577146	SH    Sole      	533327	    60076
Pediatrix Med Grp COM 705324101	17226	612488	SH    Sole      	551238	    73250
Perf Food Group   COM 713755106 	3158	120302	SH    Sole      	 92452	    27850
Pfizer Inc        COM 717081103	22831	164550	SH    Sole      	152675	    16525
Physician RelianceCOM 71940g108 	1716	201899	SH    Sole      	155249	    46650
Pinnacle Sys Inc  COM 723481107 	8542	187736	SH    Sole      	144586	    43150
Policy Mgmt Sys   COM 731108106	14513	473906	SH    Sole      	426006	    58850
Probusiness Serv  COM 742674104 	2093 	49838 SH    Sole        38288	    11550
QRS Corp          COM 74726X105	11428	182671	SH    Sole      	151721	    30950
Robert Half Intl  COM 770323103	15230	464150	SH    Sole      	430725	    46125
Safeguard Scient  COM 786449108 	5191 	76897	SH    Sole      	 59247	    17650
Schwab Charles Cp COM 808513105	14748	153425	SH    Sole      	142500	    15125
Serologicals Corp COM 817523103 	1748	128862	SH    Sole      	 99112	    29750
Solectron Corp    COM 834182107	13716	282450	SH    Sole      	262600	    26300
Staples Inc       COM 855030102	38590	1173853	SH   Sole      1088200    117171
Starbucks Corp    COM 855244109	29909	1065800	SH   Sole       986200    109400
Stericycle Inc    COM 858912108 	3041	226313	SH    Sole       187313	    39000
Steris Corp       COM 859152100	27770	1042992	SH   Sole       923092     141375
Sun Microsystems  COM 866810104	10880 	87000	SH    Sole      	 80925	     8150
Sungard Data Sys  COM 867363103	12834	320850	SH    Sole      	298300	    30150
Surmodics Inc     COM 868873100 	2760	197150	SH    Sole      	151650	    45500
Sybron Intl Corp  COM 87114f106 	8748	349900	SH    Sole      	325400	    32800
Techne Corp       COM 878377100 	6777	234692	SH    Sole      	190192	    44500
Tetra Tech Inc NewCOM 88162G103 	6828	324174	SH    Sole      	259524	    64650
TransSysArchitCl ACOM 893416107 	5257	146033	SH    Sole      	112333	    33700
U S Foodservice   COM 90331r101	14227	305950	SH    Sole      	284300	    29000
Ventana Med Sys   COM 92276h106 	3774	168650	SH    Sole      	129750	    38900
Visx Inc Del      COM 92844s105 	6182 	57473	SH    Sole      	 44273	    13200
Walgreen Co       COM 931422109	27451	971720	SH    Sole      	901340	    97260
Wild Oats Markets COM 96808B107 	5968	220018	SH    Sole	      179968	    40050